Intangibles - Additional Information (Details) $ in Thousands	Mar. 31, 2019 CAD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 CAD ($)
Disclosure Of Intangible Assets [Line Items]
Intangibles	$ 47,551		$ 15,149
Trade Names Related to Enterprise Performance Management | Edgewater
Disclosure Of Intangible Assets [Line Items]
Intangibles		$ 7,318,000
Trade Names Related to Enterprise Resource Planning | Edgewater
Disclosure Of Intangible Assets [Line Items]
Intangibles		$ 5,286,000